MERRILL LYNCH
SENIOR FLOATING
RATE FUND, INC.



[FUND LOGO]
STRATEGIC
         Performance



Quarterly Report
November 30, 1997



This report, including the financial information herein, is transmitted to the shareholders of Merrill Lynch Senior Floating Rate Fund, Inc.
for their information. It is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report. Past performance results shown in this report should not be considered a representation of future performance. The Fund has the ability to leverage its Common Stock to provide Common Stock shareholders with a potentially higher rate of return. Leverage creates risk for Common Stock shareholders, including the likelihood of greater volatility of net asset value and market price of Common Stock shares, and the risk that fluctuations in short-term interest rates may reduce the Common Stock's yield. Statements and other information herein are as dated and are subject to change.



Merrill Lynch
Senior Floating
Rate Fund, Inc.
Box 9011
Princeton, NJ
08543-9011                                           #11022 -- 11/97



[RECYCLE LOGO]
Printed on post-consumer recycled paper



Merrill Lynch Senior Floating Rate Fund, Inc.

DEAR SHAREHOLDER

For the three-month period ended November 30, 1997, Merrill Lynch Senior Floating Rate Fund, Inc. had approximately $2.9 billion in net assets. Unfunded and closed loan commitments were approximately 10.4% of net assets, or $318.5 million. This was primarily in the form of unfunded revolving credit commitments. With the liquidity in today's bank loan market, we can more closely manage the Fund's cash position to remain more fully invested given transaction flows. At November 30, 1997, the average reset on the portfolio was 32 days.

The November quarter was marked by continued evidence that inflation remains low and stable, even as selected economic indicators reflected strong growth through the third calendar quarter of 1997. Even with all of the volatility in the 30-year Treasury note, the three-month London Interbank Offered Rate (LIBOR) has continued to trade in a narrow range, finishing the November quarter at 5.71%. The Fund's yield benefited both from being more fully invested and from increased consent and amendment fees. The Fund increased its yield in the face of continued margin pressure in the new-issue market by actively picking up paper in the secondary and primary markets. This helped to keep the Fund more fully invested and reduce the Fund's cash position. The weighted average spread over LIBOR for the portfolio at November 30, 1997 was 2.54% compared to 2.37% at the end of the August quarter.

During the three-month period ended November 30, 1997, the Fund made $699.7 million in new purchases, more than $668.5 million of which were new primary transactions. The financing of continued consolidation in the healthcare industry and the build out by telecommunications companies dominated the larger transactions in the new-issue market. Integrated Health Services Inc. and Genesis Health Ventures Inc. each financed major acquisitions via the bank loan and high-yield markets. CommNet Cellular's leveraged buyout by The Blackstone Group and the financing of the acquisition of Palmer Wireless, Inc. by Price Communications Wireless, Inc. were two of the larger telecommunications transactions in the bank loan market during the quarter.

The Fund had 202 investments across 45 industries as of November 30, 1997. The average loan size equaled $15.5 million, or 0.52% of net assets. The Fund will continue to seek to reduce average exposure to any one name when feasible, and focus on achieving greater variety across the portfolio. As can be seen by the number of investments in the portfolio, the Fund has become more varied by sector and by actual number of issuers. This has been partly by design in order to lessen exposure to any one name, particularly now that we are marking the loans to market via dealer quotes. However, it is also the result of the number of investors currently in the market.

The Fund's largest industry concentrations were telephone communications (10.9% of total assets); paper (10.1%); health services (10.1%); amusement & recreational services (6.2%); broadcast -- radio & TV (6.1%); and food and kindred products (5.2%). The largest individual credit exposures are Riverwood International Corp. ($99.0 million/2.9% of total assets); Jefferson Smurfit Company/Container Corp. of America ($94.7 million/2.7%); Chancellor Broadcasting Inc. ($84.0 million/2.4%); Nextel Communications, Inc. ($80.0 million/2.3%); Stone Container Corp. ($78.4 million/2.2%); and Marcus Cable Operating Co. ($78.2 million/2.2%).

New issuance continued to be strong during the November quarter, with volume reaching $54.0 billion for the third calendar quarter. However, the overheated secondary market cooled off somewhat as the forward calendar going into the last two months of 1997 began to catch up with the increase in demand from new institutional investors coming into the bank loan market. This led to a decrease in the average bid level for actively traded loans in October, after peaking just above par during the summer. Secondary volume for the third calendar quarter of 1997 totaled $16.3 billion, up from $15.5 billion in the second calendar quarter. At its current pace, secondary volume is expected to exceed $60.0 billion for the year, a record in the bank loan market. Par trading, the main component of the volume, was driven by new issuance after which considerable trading was seen, but which usually remained inactive once in the hands of institutional investors. The trading often revolved around the healthcare and telecommunications industries as institutional investors aggressively sold paper to make room for new issues.

The Fund completed its latest quarterly tender offer on January 20, 1998 with 13.2 million shares tendered and accepted for repurchase. The Fund remains open for new shareholder purchases.

Fund Performance
The Fund's effective net yield was 6.93%, compared to 6.94% for the August quarter and compared to a prime rate of 8.50% at November quarter-end. The Fund's net asset value continued to remain relatively stable throughout the November quarter. During the three-month period, the Fund earned $0.171 per share income dividends, representing a net annualized yield of 6.93%, based on a month-end per share net asset value of $10.00. For the quarter ended November 30, 1997, the Fund's total investment return was +1.51%, based on a change in net asset value from $10.02 to $10.00, and assuming reinvestment of $0.173 per share income dividends. Since inception (November 3, 1989) through November 30, 1997, the Fund's total investment return was +74.56%, based on an unchanged per share net asset value of $10.00, and assuming reinvestment of $5.577 per share income dividends.

In Conclusion
We thank you for your investment in Merrill Lynch Senior Floating Rate Fund, Inc., and we look forward to reviewing our outlook and strategy with you again in our next report to shareholders.

Sincerely,

/S/ARTHUR ZEIKEL
Arthur Zeikel
President

/S/R. DOUGLAS HENDERSON
R. Douglas Henderson
Senior Vice President and Portfolio Manager

January 23, 1998



THE BENEFITS AND RISKS OF LEVERAGING

Merrill Lynch Senior Floating Rate Fund, Inc. has the ability to utilize leverage through the borrowings or issuance of short-term debt securities or shares of Preferred Stock. The concept of leveraging is based on the premise that the cost of assets to be obtained from leverage will be based on short-term interest rates, which normally will be lower than the return earned by the fund on its longer-term portfolio investments. Since the total assets of the Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, the Fund's Common Stock shareholders are the beneficiaries of the incremental yield. Should the differential between the underlying interest rates narrow, the incremental yield "pick up" will be reduced. Furthermore, if long-term interest rates rise, the Common Stock's net asset value will reflect the full decline in the entire portfolio holdings resulting therefrom since the assets obtained from leverage do not fluctuate.

Leverage creates risks for holders of Common Stock including the likelihood of greater net asset value and market price volatility. In addition, there is the risk that fluctuations in interest rates on borrowings (or in the dividend rates on any Preferred Stock) may reduce the Common Stock's yield and negatively impact its market price. If the income derived from securities purchased with assets received from leverage exceeds the cost of leverage, the Fund's net income will be greater than if leverage had not been used. Conversely, if the income derived from the securities purchased is not sufficient to cover the cost of leverage, the Fund's net income will be less than if leverage had not been used, and therefore the amount available for distribution to Common Stock shareholders will be reduced. In this case, the Fund may nevertheless decide to maintain its leveraged position in order to avoid capital losses on securities purchased with leverage. However, the Fund will not generally utilize leverage if it anticipates that its leveraged capital structure would result in a lower rate of return for its Common Stock than would be obtained if the Common Stock were unleveraged for any significant amount of time.





Merrill Lynch Senior Floating Rate Fund, Inc.                                                                    November 30, 1997

SCHEDULE OF INVESTMENTS                                                                                             (in Thousands)


                       Face                                    Loan        S&P         Moody's       Stated
Industries            Amount            Borrower               Type       Rating       Rating       Maturity      Cost      Value

                                 Senior Secured Floating Rate Loan Interests*
Advertising --       $12,500     Outdoor Systems, Inc.         Term        NR+           NR+         6/30/04    $12,476    $12,531
0.4%                                                                                                         ---------- ----------
                                 Total Advertising                                                               12,476     12,531
                                                                                                             ========== ==========

Aerospace -- 0.5%      5,000     KF Industries                 Term B      NR+           NR+        10/15/05      5,000      5,063
                       2,857     Technetics                    Term        NR+           NR+         6/20/02      2,840      2,848
                       5,219     Whittaker Corporation         Revolving
                                                               Credit      NR+           NR+         4/09/01      5,219      5,206
                       2,362     Whittaker Corporation         Term        NR+           NR+         4/09/01      2,327      2,356
                                                                                                             ---------- ----------
                                 Total Aerospace                                                                 15,386     15,473
                                                                                                             ========== ==========

Air Transport --       3,600     Continental Airlines, Inc.    Term A      BB-           NR+         7/31/02      3,595      3,586
0.3%                   6,400     Continental Airlines, Inc.    Term B      BB-           NR+         7/31/03      6,400      6,396
                                                                                                             ---------- ----------
                                 Total Air Transport                                                              9,995      9,982
                                                                                                             ========== ==========

Aircraft & Parts --    5,060     Aerostructures Hamble Holdings
1.9%                             PLC                           Term B      NR+           NR+         9/30/03      5,038      5,085
                       1,840     Aerostructures Hamble Holdings
                                 PLC                           Term C      NR+           NR+         9/30/04      1,832      1,849
                       9,131     Alliant Techsystems, Inc.     Term        NR+           Ba2         3/15/01      9,124      9,131
                       4,950     Banner Industries, Inc.       Term B      NR+           NR+         6/30/03      4,929      4,938
                       7,475     Evergreen International
                                 Aviation, Inc.                Term B      NR+           Ba3         5/31/03      7,440      7,456
                      24,167     Gulfstream Aerospace Corp.    Term        NR+           NR+         9/30/02     24,126     24,197
                       4,860     Mag Aerospace                 Term B      NR+           NR+        12/06/01      4,829      4,842
                                                                                                             ---------- ----------
                                 Total Aircraft & Parts                                                          57,318     57,498
                                                                                                             ========== ==========

Amusement &            9,929     AMF Group, Inc.               Axel A      NR+           Ba3         3/31/03     10,043      9,973
Recreational          19,772     AMF Group, Inc.               Axel B      NR+           Ba3         3/31/04     19,803     19,872
Services -- 5.7%       1,621     AMF Group, Inc.               Revolving
                                                               Credit      NR+           Ba3         3/31/02      1,621      1,615
                      21,238     AMF Group, Inc.               Term A      NR+           Ba3         3/31/03     21,194     21,331
                       3,400     AMF Group, Inc.               Term C1     NR+           Ba3         3/31/02      3,391      3,397
                       2,862     AMF Group, Inc.               Term C1     NR+           Ba3         3/31/03      2,905      2,875
                       2,101     AMF Group, Inc.               Term C2     NR+           Ba3         3/31/04      2,133      2,112
                       2,000     ASC East Inc.                 Term        NR+           NR+         5/31/06      1,998      2,004
                       5,000     ASC West Inc.                 Term        NR+           NR+         5/31/06      4,995      5,009
                       4,200     Act III Theater               Revolving
                                                               Credit      NR+           NR+         2/14/02      4,200      4,200
                       4,125     Amfac Parks, Inc.             Term B      NR+           NR+         9/30/02      4,093      4,122
                       5,000     Fitness Holdings              Term        NR+           NR+        12/31/00      4,973      4,981
                       8,571     KSL Recreation Group, Inc.    Revolving
                                                               Credit      NR+           B2          4/30/04      8,571      8,598
                       7,750     KSL Recreation Group, Inc.    Term A      NR+           B2          4/30/05      7,774      7,775
                       3,750     KSL Recreation Group, Inc.    Term A      NR+           B2          4/30/06      3,783      3,762
                       4,000     KSL Recreation Group, Inc.    Term B      NR+           B2          4/30/06      3,990      4,013
                       9,239     Kerastotes                    Revolving
                                                               Credit      NR+           NR+        12/31/03      9,239      9,181
                       3,668     Kerastotes                    Term        NR+           NR+        12/31/04      3,638      3,645
                       2,740     Metro Goldwyn Mayer Co.       Revolving
                                                               Credit      NR+           NR+         9/30/03      2,740      2,718
                       8,000     Metro Goldwyn Mayer Co.       Term A      NR+           NR+        12/31/05      7,960      7,935
                      10,000     Metro Goldwyn Mayer Co.       Term B      NR+           NR+        12/31/06      9,975     10,063
                         872     Six Flags Entertainment Corp. Revolving
                                                               Credit      NR+           Ba3        10/28/01        872        873
                       4,671     Six Flags Entertainment Corp. Term A      NR+           Ba3        10/28/01      4,683      4,683
                      17,441     Six Flags Entertainment Corp. Term B      NR+           Ba3         6/23/03     17,375     17,463
                       7,467     Vail Corporation              Term B      NR+           NR+         4/15/04      7,457      7,486
                                                                                                             ---------- ----------
                                 Total Amusement & Recreational
                                 Services                                                                       169,406    169,686
                                                                                                             ========== ==========

Apparel -- 1.2%        4,571     CS Brooks Canada              Axel A      NR+           NR+         6/30/02      4,551      4,548
                      10,157     CS Brooks Canada              Axel B      NR+           NR+         6/30/01     10,117     10,106
                       9,683     Humphreys Inc.                Term B      NR+           NR+         1/15/03      9,683      9,683
                       5,000     Renfro Corp.                  Term B      NR+           NR+         1/15/03      4,978      5,000
                       6,237     William Carter Co. (The)      Term        BB-           Ba3        10/31/03      6,209      6,227
                                                                                                             ---------- ----------
                                 Total Apparel                                                                   35,538     35,564
                                                                                                             ========== ==========

Automotive                93     American Axel                 Revolving
Equipment -- 3.5%                                              Credit      NR+           NR+         10/31/05        93         93
                      21,400     American Axel                 Term B      NR+           NR+          3/31/07    21,433     21,561
                       4,000     American Bumper               Term B      NR+           NR+         10/31/02     3,991      4,010
                      30,000     Breed Technologies, Inc.      Term        NR+           NR+         10/31/98    29,724     29,970
                      23,420     Collins & Aikman Corp.        Term B      B+            B1          12/31/02    23,329     23,479
                         420     Johnstown America Industrial
                                 Inc.                          Revolving
                                                               Credit      NR+           B1           3/31/02       420        417
                      18,835     Johnstown America Industrial
                                 Inc.                          Term B      NR+           B1           3/31/03    18,762     18,787
                       5,000     Safelite Glass Corp.          Term B      BB-           Ba3          9/08/04     4,983      5,022
                                                                                                             ---------- ----------
                                 Total Automotive Equipment                                                     102,735    103,339
                                                                                                             ========== ==========

Banking -- 0.2%        5,571     21st Century                  Term A      NR+           NR+          9/15/03     5,599      5,585
                                                                                                             ---------- ----------
                                 Total Banking                                                                    5,599      5,585
                                                                                                             ========== ==========

Broadcast --          10,000     Channel Master                Term        NR+           NR+         10/10/05     9,980     10,000
Media -- 2.9%          9,725     Sinclair Broadcasting Group
                                 Inc.                          Term A      NR+           NR+         12/31/04     9,725      9,713
                      46,682     Viacom, Inc.                  Term        NR+           Ba2          7/01/02    46,624     46,565
                      20,000     Western Wireless Corp.        Term B      B+            B1           3/31/05    20,000     20,069
                                                                                                             ---------- ----------
                                 Total Broadcast -- Media                                                        86,329     86,347
                                                                                                             ========== ==========

Broadcast --           6,460     American Radio Systems Corp.  Revolving
Radio & TV --                                                  Credit      B+            Ba3         12/31/04     6,460      6,460
3.8%                   3,741     Benedek Broadcasting Corp.    Axel A      B+            Ba3          5/01/01     3,731      3,751
                       4,181     Benedek Broadcasting Corp.    Axel B      NR+           Ba3         11/01/02     4,168      4,191
                       5,630     Chancellor Broadcasting,
                                 Inc.                          Revolving
                                                               Credit      NR+           Ba2          6/26/04     5,630      5,599
                      12,000     Chancellor Broadcasting,
                                 Inc.                          Term        NR+           Ba2          6/26/04    11,957     11,933
                      11,178     Evergreen Media Corp.         Revolving
                                                               Credit      NR+           NR+          6/30/05    11,178     11,147
                      53,571     Evergreen Media Corp.         Term        NR+           NR+          6/30/05    53,396     53,421
                       8,261     Latin Communications          Term        NR+           NR+          3/31/04     8,213      8,178
                       9,049     Sullivan Broadcasting         Term B      NR+           Ba3         12/31/03     9,022      9,035
                                                                                                             ---------- ----------
                                 Total Broadcast -- Radio & TV                                                  113,755    113,715
                                                                                                             ========== ==========


Building &             3,319     Fenway Holdings, Inc.         Term B      NR+           NR+          9/15/02     3,300      3,280
Construction                                                                                                 ---------- ----------
0.1%
                                 Total Building & Construction                                                    3,300      3,280
                                                                                                             ========== ==========

Building               3,734     Amerimax                      Term C      NR+           NR+          6/30/04     3,730      3,734
Materials -- 2.8%      4,179     Behr Process                  Term B      NR+           NR+          3/31/04     4,174      4,179
                       2,786     Behr Process                  Term C      NR+           NR+          3/31/05     2,782      2,789
                      27,000     Dal Tile International Inc.   Term B      NR+           NR+         12/31/03    26,872     26,055
                       5,000     Dayton Superior Corp.         Term        NR+           NR+          9/30/05     5,000      5,031
                       2,521     Euramax Holdings              Term B      NR+           NR+          6/30/04     2,518      2,521
                       5,000     Falcon Building Products,
                                 Inc.                          Term        NR+           B1           6/30/05     4,981      5,006
                      29,850     National Gypsum Co.           Term B      NR+           Ba3          9/20/03    29,800     29,896
                         517     Panolam Industries            Term A      NR+           NR+          1/31/03       517        517
                       2,852     Panolam Industries            Term B      NR+           NR+         11/01/05     2,852      2,852
                       1,630     Panolam Industries            Term C      NR+           NR+         11/01/06     1,630      1,630
                                                                                                             ---------- ----------
                                 Total Building Materials                                                        84,856     84,210
                                                                                                             ========== ==========

Cable TV               6,000     Cablevision of Ohio           Term        NR+           Ba2         12/31/05     5,987      5,993
Services -- 5.1%      24,375     Chelsea Communications        Term B      NR+           NR+          9/30/04    24,281     24,383
                      17,081     Classic Cable, Inc.           Term B      NR+           B1           6/30/05    16,915     16,568
                      13,651     Coaxial Communications        Term B      NR+           NR+         12/31/99    13,618     13,037
                       4,472     FrontierVision Operating
                                 Partners L.P.                 Term B      NR+           B3           6/30/05     4,448      4,471
                      10,000     Intermedia Communications,
                                 Inc.                          Term        NR+           B3           1/01/05     9,978     10,029
                       4,343     Marcus Cable Operating Co.    Revolving
                                                               Credit      NR+           NR+          4/30/14     4,343      4,331
                      29,250     Marcus Cable Operating Co.    Term A      NR+           NR+         12/31/02    29,155     29,232
                      35,393     Marcus Cable Operating Co.    Term B      NR+           NR+          4/30/04    35,135     35,470
                      10,000     Triax Midwest                 Term B      NR+           NR+          6/30/05     9,944      9,991
                                                                                                             ---------- ----------
                                 Total Cable TV Services                                                        153,804    153,505
                                                                                                             ========== ==========

Casino -- 0.5%        10,674     Alliance Gaming Corp.         Term B      NR+           NR+          1/31/05    10,674     10,754
                       4,264     Alliance Gaming Corp.         Term C      NR+           NR+          7/31/05     4,264      4,296
                                                                                                             ---------- ----------
                                 Total Casino                                                                    14,938     15,050
                                                                                                             ========== ==========

Chemicals -- 5.0%      9,277     Aztar Corporation             Revolving
                                                               Credit      NR+           NR+         12/31/99     9,277      9,277
                       4,124     Aztar Corporation             Term        NR+           NR+         12/31/99     4,127      4,130
                      11,368     Cedar Chemical                Term B      NR+           NR+         10/31/03    11,295     11,339
                       4,975     Exide Corporation             Term D      NR+           NR+          6/15/01     4,975      4,981
                       2,627     HSC Holdings                  Revolving
                                                               Credit      NR+           NR+         12/31/99     2,627      2,621
                       3,599     HSC Holdings                  Term        NR+           NR+         12/31/99     3,585      3,590
                       2,861     Harris Specialty Chemicals    Revolving
                                                               Credit      NR+           NR+         12/30/01     2,861      2,872
                         218     Harris Specialty Chemicals    Term A      NR+           NR+         12/30/99       217        218
                         224     Harris Specialty Chemicals    Term A      NR+           NR+         12/30/01       224        225
                         597     Harris Specialty Chemicals    Term B      NR+           NR+         12/30/99       596        599
                       2,426     Harris Specialty Chemicals    Term B      NR+           NR+         12/30/01     2,416      2,435
                      25,644     Huntsman Corp.                Term A      NR+           NR+         12/31/02    25,626     25,628
                       5,000     Huntsman Corp.                Term B      NR+           NR+          3/15/02     4,996      5,044
                      14,850     Huntsman Corp.                Term B      NR+           NR+          9/30/03    14,801     14,850
                      15,000     Huntsman Corp.                Term B      NR+           NR+          6/30/04    15,000     15,075
                       5,000     Huntsman Corp.                Term C      NR+           Ba2          3/15/02     4,996      5,044
                       7,980     Pioneer Americas Acquisition
                                 Corp.                         Term        NR+           NR+         12/05/06     8,049      8,027
                      24,103     Sterling Chemicals, Inc.      Term B      NR+           Ba3          9/30/04    23,995     24,103
                       6,527     Texas Petrochemicals Corp.    Term B      NR+           Ba3          6/30/04     6,506      6,511
                       1,038     Thoro World Systems, Inc.     Term A      NR+           NR+         12/30/99     1,034      1,042
                       1,410     Thoro World Systems, Inc.     Term B      NR+           NR+         12/30/01     1,401      1,415
                                                                                                             ---------- ----------
                                 Total Chemicals                                                                148,604    149,026
                                                                                                             ========== ==========

Computer-Related       6,514     Anacomp, Inc.                 Term        NR+           B2           3/31/01     6,487      6,551
Services &            11,000     DecisionOne Corp.             Term B      NR+           B1           8/07/05    10,984     11,069
Products -- 1.4%       7,417     Fairchild Semiconductors
                                 Corp.                         Term B      NR+           Ba3          2/28/03     7,400      7,454
                      12,406     Phase Metrics                 Term        NR+           NR+         11/12/01    12,355     12,034
                       5,000     Triad Systems Corp.           Term        NR+           NR+          2/27/03     4,972      4,953
                                                                                                             ---------- ----------
                                 Total Computer-Related                                                          42,198     42,061
                                 Services & Products                                                         ========== ==========

Consumer                 765     E & S Holdings Corp.          Revolving
Products -- 1.8%                                               Credit      NR+           B1           9/30/03       765        743
                       2,059     E & S Holdings Corp.          Term        NR+           B1           9/30/03     2,059      2,005
                       1,910     Hedstrom Corp.                Revolving
                                                               Credit      NR+           B1           6/30/03     1,910      1,894
                       5,172     Hedstrom Corp.                Term A      NR+           B1           6/30/03     5,148      5,153
                      14,962     Playtex Family Products Inc.  Term B      NR+           B2           9/15/03    14,891     15,037
                       7,223     RTI Funding Corp. (Ritvik
                                 Toys)                         Term B      NR+           NR+          2/07/03     7,165      7,250
                       7,223     RTI Funding Corp. (Ritvik
                                 Toys)                         Term C      NR+           NR+          2/07/04     7,163      7,250
                      15,000     Revlon Consumer Products
                                 Corp.                         Term        NR+           NR+          5/30/02    14,988     14,981
                                                                                                             ---------- ----------
                                 Total Consumer Products                                                         54,089     54,313
                                                                                                             ========== ==========

Defense -- 0.4%          347     United Defense Industries,
                                 Inc.                          Revolving
                                                               Credit      NR+           NR+          9/30/03       347      2,178
                       2,171     United Defense Industries,
                                 Inc.                          Term A      NR+           NR+          9/30/03     2,189        348
                       5,022     United Defense Industries,
                                 Inc.                          Term B      NR+           NR+          9/30/05     5,022      5,075
                       4,878     United Defense Industries,
                                 Inc.                          Term C      NR+           NR+          9/30/06     4,878      4,930
                                                                                                             ---------- ----------
                                 Total Defense                                                                   12,436     12,531
                                                                                                             ========== ==========

Diversified            4,995     Sarah Michael                 Term B      NR+           NR+          6/30/04     4,995      4,995
Manufacturing --                                                                                             ---------- ----------
0.2%
                                 Total Diversified                                                                4,995      4,995
                                 Manufacturing                                                               ========== ==========

Drilling -- 0.2%       4,394     Rigco North America           Term        NR+           NR+          9/30/98     4,384      4,410
                                                                                                             ---------- ----------
                                 Total Drilling                                                                   4,384      4,410
                                                                                                             ========== ==========

Drug/Proprietary       5,000     Duane Reade Co.               Term        NR+           NR+          6/15/02     4,988      5,038
Stores -- 0.2%                                                                                               ---------- ----------
                                 Total Drug/Proprietary Stores                                                    4,988      5,038
                                                                                                             ========== ==========

Electrical             6,907     Neopost                       Term C      NR+           NR+          6/24/06     6,890      6,951
Equipment -- 0.2%                                                                                            ---------- ----------
                                 Total Electrical Equipment                                                       6,890      6,951
                                                                                                             ========== ==========

Electronics/           6,729     Amphenol Corp.                Term B      NR+           Ba3          3/31/02     6,837      6,794
Electrical             6,911     Amphenol Corp.                Term C      NR+           Ba3          3/31/03     7,021      6,946
Components --          2,986     Circo Craft Co. (Viasystems)  Term B      NR+           Ba3          6/30/04     2,976      3,005
2.2%                   1,800     Circo Craft Co. (Viasystems)  Term C      NR+           NR+          6/30/05     1,794      1,811
                       5,517     Communications & Power
                                 Industries, Inc.              Term B      NR+           NR+          8/11/02     5,476      5,530
                         145     Dictaphone Corp.              Revolving
                                                               Credit      B-            B1           3/31/01       145        140
                       7,750     Dictaphone Corp.              Term C      NR+           NR+          6/30/03     7,673      7,731
                      19,969     International Wire Group,
                                 Inc.                          Term B      NR+           B1           9/30/03    19,950     20,009
                       1,353     L-3 Communications Corp.      Term A      NR+           Ba3          3/31/03     1,351      1,367
                       2,489     L-3 Communications Corp.      Term B      NR+           Ba3          3/31/05     2,484      2,514
                       1,639     L-3 Communications Corp.      Term C      NR+           Ba3          3/31/06     1,636      1,655
                       7,000     Telex Communications, Inc.    Term B      NR+           Ba3         11/30/04     6,983      7,009
                                                                                                             ---------- ----------
                                 Total Electronics/Electrical                                                    64,326     64,511
                                 Components                                                                  ========== ==========

Energy -- 0.2%         5,000     Clark Refining                Term        NR+           NR+         11/15/04     5,000      5,031
                                                                                                             ---------- ----------
                                 Total Energy                                                                     5,000      5,031
                                                                                                             ========== ==========
Entertainment --       4,350     Moovies, Inc.                 Term A      NR+           NR+          3/31/02     4,350      4,350
0.2%                                                                                                         ---------- ----------
                                 Total Entertainment                                                              4,350      4,350
                                                                                                             ========== ==========
Financial             24,276     Outsourcing Solutions, Inc.   Term B      NR+           B1          10/15/03    24,206     24,328
Services -- 0.8%                                                                                             ---------- ----------
                                 Total Financial Services                                                        24,206     24,328
                                                                                                             ========== ==========
Food & Kindred         3,273     Del Monte Corp.               Revolving
Products -- 4.8%                                               Credit      NR+           B2           3/31/03     3,273      3,273
                       3,273     Del Monte Corp.               Term A      NR+           B2           3/31/03     3,273      3,285
                       5,100     Del Monte Corp.               Term B      NR+           B2           3/31/05     5,095      5,151
                      17,374     Favorite Brands
                                 International                 Term B      NR+           NR+          8/30/04    17,303     17,352
                         323     International Homefoods,
                                 Inc.                          Revolving
                                                               Credit      NR+           NR+         11/21/01       323        321
                       3,387     International Homefoods,
                                 Inc.                          Term A      NR+           NR+         11/21/01     3,385      3,381
                      22,000     International Homefoods,
                                 Inc.                          Term B      NR+           NR+         10/31/05    22,030     22,019
                       2,494     Mistic Beverage, Inc.         Term B      NR+           NR+          6/01/04     2,482      2,503
                       2,494     Mistic Beverage, Inc.         Term C      NR+           NR+          6/01/05     2,482      2,503
                       4,597     President Baking Co., Inc.    Term B      NR+           NR+          9/30/00     4,579      4,604
                       3,351     Rykoff-Sexton, Inc.           Term B      BB-           Ba3         10/31/02     3,351      3,357
                       1,608     Rykoff-Sexton, Inc.           Term C      BB-           Ba3          4/30/03     1,608      1,611
                       1,940     Select Beverages, Inc.        Term B      NR+           NR+          6/30/01     1,927      1,943
                       2,910     Select Beverages, Inc.        Term C      NR+           NR+          6/30/01     2,891      2,919
                       7,481     Snapple Beverage Corp.        Term B      NR+           NR+          6/01/04     7,445      7,509
                       7,481     Snapple Beverage Corp.        Term C      NR+           NR+          6/01/05     7,445      7,509
                       5,883     Southern Foods Group          Term B      NR+           NR+          2/28/06     5,876      5,920
                      23,056     Specialty Foods, Inc.         Term B      NR+           B3           4/30/01    22,964     23,005
                       7,017     Van De Kamps, Inc.            Term B      NR+           Ba3          4/30/03     6,987      7,052
                       4,408     Van De Kamps, Inc.            Term C      NR+           Ba3          9/30/03     4,389      4,430
                       6,610     Volume Services               Term B      NR+           B2          12/31/02     6,558      6,610
                       3,308     Volume Services               Term C      NR+           B2          12/31/03     3,281      3,308
                       4,812     Windsor Quality Food          Term B      NR+           B2          12/31/02     4,793      4,758
                                                                                                             ---------- ----------
                                 Total Food & Kindred                                                           143,740    144,323
                                 Products                                                                    ========== ==========

Funeral Homes &       14,833     Prime Succession
Parlors -- 0.7%                  International Group           Term        BB-           NR+          8/01/03    14,785     15,037
                       6,860     Rose Hills Acquisition Corp.  Axel A      BB            NR+         12/01/03     6,845      6,937
                                                                                                             ---------- ----------
                                 Total Funeral Homes & Parlors                                                   21,630     21,974
                                                                                                             ========== ==========

Furniture &            9,978     Lifestyles Furnishings
Fixtures -- 0.3%                 International Ltd.            Term        NR+           NR+          6/27/07     9,978     10,003
                                                                                                             ---------- ----------
                                 Total Furniture & Fixtures                                                       9,978     10,003
                                                                                                             ========== ==========

General                8,458     CSK Auto Inc.                 Term        NR+           Ba3         10/31/03     8,411      8,492
Merchandise            1,400     Kmart Corp.                   Revolving
Stores -- 0.7%                                                 Credit      BB+           B1           1/06/00     1,400      1,398
                       1,937     Music Acquisition             Term B      NR+           NR+          8/31/01     1,912      1,482
                       7,500     Music Acquisition             Term C      NR+           NR+          8/31/02     7,400      5,738
                       5,000     Sneaker Stadium               Term 2      NR+           NR+         12/31/02     5,000      5,000
                                                                                                             ---------- ----------
                                 Total General Merchandise                                                       24,123     22,110
                                 Stores                                                                      ========== ==========

Grocery -- 1.6%       10,400     Big V Supermarkets Inc.       Term B      NR+           NR+          3/15/00    10,333     10,322
                       2,400     Bruno's, Inc.                 Revolving
                                                               Credit      NR+           B1           6/02/03     2,400      1,932
                       2,000     Bruno's, Inc.                 Term B      NR+           B1           6/02/05     1,995      1,610
                         664     Carr Gottstein Foods Co.      Revolving
                                                               Credit      NR+           NR+         12/31/01       664        664
                       2,499     Carr Gottstein Foods Co.      Term A      NR+           B1          12/31/01     2,503      2,502
                       3,546     Carr Gottstein Foods Co.      Term B      NR+           B1          12/31/02     3,553      3,557
                         727     Pathmark Stores, Inc.         Revolving
                                                               Credit      NR+           NR+          6/15/01       727        724
                       2,659     Pathmark Stores, Inc.         Term A      NR+           NR+          6/15/01     2,654      2,654
                       2,922     Ralph's Grocery Company       Revolving
                                                               Credit      NR+           Ba3          2/15/03     2,922      2,921
                       4,952     Ralph's Grocery Company       Term A      NR+           Ba3          2/15/03     4,941      4,954
                       6,965     Ralph's Grocery Company       Term B      NR+           Ba3          2/15/04     6,957      6,972
                       4,184     Star Markets Co., Inc.        Term B      NR+           Ba3         12/31/01     4,171      4,174
                       3,132     Star Markets Co., Inc.        Term C      NR+           Ba3         12/31/02     3,121      3,120
                                                                                                             ---------- ----------
                                 Total Grocery                                                                   46,941     46,106
                                                                                                             ========== ==========

Health                 1,210     Arenabrands                   Revolving
Services -- 8.5%                                               Credit      NR+           NR+          6/01/02     1,210      1,212
                       4,155     Arenabrands                   Term A      NR+           NR+          6/01/02     4,160      4,171
                       7,264     Arenabrands                   Term B      NR+           NR+          6/01/02     7,273      7,291
                      16,212     Community Health Systems,
                                 Inc.                          Term B      NR+           NR+         12/31/03    16,142     16,263
                      16,212     Community Health Systems,
                                 Inc.                          Term C      NR+           NR+         12/31/04    16,140     16,263
                      12,206     Community Health Systems,
                                 Inc.                          Term D      NR+           NR+         12/31/05    12,150     12,259
                       5,000     Corning/Quest                 Term A      NR+           NR+          4/03/03     4,989      5,002
                       3,238     Dade International, Inc.      Term B      NR+           B1          12/31/02     3,222      3,242
                       3,238     Dade International, Inc.      Term C      NR+           B1          12/31/03     3,221      3,242
                       3,418     Dade International, Inc.      Term D      NR+           B1          12/31/04     3,399      3,432
                       7,500     Endo Pharmaceuticals          Term B      NR+           NR+          6/30/04     7,485      7,533
                      10,000     Extendicare Health, Inc.      Term B      NR+           NR+         12/31/04     9,990      9,990
                       6,333     Genesis Health Ventures,
                                 Inc.                          Term B      NR+           NR+          9/30/04     6,321      6,385
                       6,333     Genesis Health Ventures,
                                 Inc.                          Term C      NR+           NR+          6/01/05     6,321      6,385
                       2,447     Imed Corp. (Alaris)           Term B      B+            Ba3         11/30/03     2,441      2,469
                       2,447     Imed Corp. (Alaris)           Term C      B+            Ba3         11/30/04     2,441      2,469
                       2,303     Imed Corp. (Alaris)           Term D      B+            Ba3         11/30/05     2,297      2,324
                      15,000     Integrated Health Services,
                                 Inc.                          Term B      NR+           NR+          9/15/03    14,964     15,000
                      17,500     Integrated Systems, Inc.      Term        NR+           NR+          9/15/03    17,596     17,500
                       6,000     Kinetic Concepts, Inc.        Term B      NR+           NR+         12/31/04     6,000      6,037
                       6,000     Kinetic Concepts, Inc.        Term C      NR+           NR+         12/31/05     6,000      6,037
                      12,968     Medical Specialties           Axel A      NR+           NR+          6/30/04    12,896     12,838
                       4,725     Medical Specialties           Term        NR+           NR+          6/30/01     4,702      4,678
                       6,338     Merit Behavioral Care Corp.   Term A      NR+           B2           6/01/03     6,300      6,336
                      15,408     Merit Behavioral Care Corp.   Term B      NR+           B2           4/06/02    15,346     15,428
                      35,000     National Medical Care, Inc.   Term        BB            Ba1          9/30/03    34,892     34,912
                       7,500     Paragon Health Network, Inc.  Term B      NR+           NR+          3/31/05     7,493      7,537
                       7,500     Paragon Health Network, Inc.  Term C      NR+           NR+          3/31/06     7,493      7,547
                       5,000     Prime Medical Services, Inc.  Term B      NR+           NR+          4/30/03     4,983      5,005
                       4,912     Wilson Great Batch            Term B      NR+           NR+          7/10/04     4,901      4,900
                                                                                                             ---------- ----------
                                 Total Health Services                                                          252,768    253,687
                                                                                                             ========== ==========

Healthcare -- 1.8%     4,994     FPA Medical Management, Inc.  Term        NR+           NR+          9/30/01     4,987      4,989
                       9,880     MEDIQ, Inc.                   Term B      B+            NR+          9/30/04     9,827      9,889
                       4,750     Multicare Companies, Inc.     Term B      NR+           NR+          9/30/04     4,741      4,789
                       1,583     Multicare Companies, Inc.     Term C      NR+           NR+          6/01/05     1,580      1,596
                      13,250     Paracelsus Healthcare Corp.   Revolving
                                                               Credit      NR+           NR+          8/15/01    13,250     13,252
                      10,000     Sun Healthcare Group Inc.     Term B      NR+           NR+          9/30/03     9,985     10,094
                      10,000     Sun Healthcare Group Inc.     Term C      NR+           NR+          9/30/03     9,985     10,094
                                                                                                             ---------- ----------
                                 Total Healthcare                                                                54,355     54,703
                                                                                                             ========== ==========

Hotels &               3,125     Capstar Hotel Company         Term B      NR+           NR+          6/30/04     3,125      3,139
Motels -- 0.8%         5,118     Doubletree Corporation        Term B      NR+           NR+          6/30/04     5,101      5,121
                       2,424     Westin Hotels Ltd.            Revolving
                                                               Credit      NR+           NR+          2/08/02     2,424      2,427
                      13,576     Westin Hotels Ltd.            Term        NR+           NR+          2/08/02    13,545     13,593
                                                                                                             ---------- ----------
                                 Total Hotels & Motels                                                           24,195     24,280
                                                                                                             ========== ==========

Industrial             8,955     Elis/Omni                     Axel        NR+           NR+         10/30/05     8,944      9,106
Services -- 0.6%       9,913     Elis/Omni                     Term C      NR+           NR+         10/30/05    10,086     10,086
                                                                                                             ---------- ----------
                                 Total Industrial Services                                                       19,030     19,192
                                                                                                             ========== ==========

Leasing & Rental       2,950     Brand Scaffold                Term B      NR+           NR+          9/30/03     2,937      2,950
Services -- 0.4%       1,975     Brand Scaffold                Term C      NR+           NR+          9/30/04     1,966      1,977
                       8,003     Coinmachine Corp.             Term B      NR+           NR+          6/30/04     7,976      8,013
                                                                                                             ---------- ----------
                                 Total Leasing & Rental                                                          12,879     12,940
                                                                                                             ========== ==========

Manufacturing --      10,360     Calmar, Inc.                  Term A      NR+           B1           9/15/03    10,319     10,347
1.9%                   7,770     Calmar, Inc.                  Term B      NR+           B1           3/15/04     7,739      7,789
                       9,421     Polyfibron Technologies       Term B      NR+           NR+         12/28/03     9,421      9,421
                       2,750     Rayovac Corp.                 Term B      NR+           Ba3          9/30/03     2,744      2,752
                       2,750     Rayovac Corp.                 Term C      NR+           Ba3          9/30/04     2,744      2,752
                       5,000     Russell Stanley               Term B      NR+           NR+          6/30/05     4,982      5,050
                          14     Trans Technology Corp.        Revolving
                                                               Credit      NR+           NR+         12/31/00        14         14
                       1,163     Trans Technology Corp.        Term A      NR+           NR+         12/31/00     1,163      1,163
                      14,400     Trans Technology Corp.        Term B      NR+           NR+          6/30/02    14,287     14,418
                       1,261     Walls Industries              Term B      NR+           NR+          2/28/05     1,261      1,261
                       1,715     Walls Industries              Term C      NR+           NR+          2/28/06     1,715      1,715
                                                                                                             ---------- ----------
                                 Total Manufacturing                                                             56,389     56,682
                                                                                                             ========== ==========

Measuring,             9,331     CHF/Ebel USA Inc.             Term B      NR+           NR+          9/30/01     9,331      9,331
Analyzing &           10,814     Graphic Controls Corp.        Term B      NR+           B1           9/28/03    10,769     10,841
Controlling            5,000     Packard Bioscience Co.        Term        NR+           Ba3          3/31/03     4,983      5,012
Instruments --                                                                                               ---------- ----------
0.8%
                                 Total Measuring, Analyzing                                                      25,083     25,184
                                 & Controlling Instruments                                                   ========== ==========

Metals &               5,046     Adience, Inc.                 Term B      NR+           NR+          4/15/05     5,028      5,071
Mining -- 0.9%         4,736     Alliance Coal                 Term B      NR+           B1          12/31/02     4,716      4,735
                       2,077     Centennial Resources          Term A      NR+           NR+          3/31/02     2,059      2,059
                       5,135     Centennial Resources          Term B      NR+           NR+         12/31/03     5,087      5,090
                      10,171     UCAR International Inc.       Term B      NR+           Ba2         12/31/02    10,162     10,179
                                                                                                             ---------- ----------
                                 Total Metals & Mining                                                           27,052     27,134
                                                                                                             ========== ==========

Metals &               3,763     Chatham Technologies          Term A      NR+           NR+          8/15/03     3,763      3,763
Steel -- 0.3%          6,000     Chatham Technologies          Term B      NR+           NR+          8/15/05     5,988      6,001
                                                                                                             ---------- ----------
                                 Total Metals & Steel                                                             9,751      9,764
                                                                                                             ========== ==========

Packaging -- 0.7%     15,000     Ivex Packaging Corp.          Term B      NR+           NR+         10/02/04    14,982     15,075
                         506     Silgan Corp.                  Revolving
                                                               Credit      NR+           Ba2         12/31/03       506        505
                       2,812     Silgan Corp.                  Term A      NR+           Ba2         12/31/03     2,812      2,807
                       3,290     Thermadyne Industries, Inc.   Revolving
                                                               Credit      NR+           Ba3          6/30/01     3,290      3,281
                                                                                                             ---------- ----------
                                 Total Packaging                                                                 21,590     21,668
                                                                                                             ========== ==========

Paper -- 10.4%         4,751     Crown Paper Co.               Term B      BB            Ba3          8/22/03     4,705      4,778
                         983     Jefferson Smurfit Company/
                                 Container                     Revolving
                                 Corp. of America              Credit      BB            Ba3          4/30/01       983        981
                      24,192     Jefferson Smurfit Company/
                                 Container
                                 Corp. of America              Term A      BB            Ba3          4/30/01    24,140     24,222
                       6,564     Jefferson Smurfit Company/
                                 Container
                                 Corp. of America              Term B      BB            Ba3          4/30/01     6,558      6,582
                      47,903     Jefferson Smurfit Company/
                                 Container
                                 Corp. of America              Term B      BB            Ba3          4/30/02    47,842     48,038
                      12,776     Jefferson Smurfit Company/
                                 Container
                                 Corp. of America              Term C      BB            Ba3         10/31/02    12,750     12,812
                       5,620     Riverwood International
                                 Corp.                         Term A      B+            B1           2/28/03     5,451      5,627
                      63,415     Riverwood International
                                 Corp.                         Term B      B+            B1           2/28/04    62,614     63,831
                       3,548     Riverwood International
                                 Corp.                         Term B      NR+           NR+          2/28/04     3,552      3,579
                      24,368     Riverwood International
                                 Corp.                         Term C      B+            B1           8/28/04    24,054     24,513
                       1,428     Riverwood International
                                 Corp.                         Term C      NR+           NR+          8/31/04     1,429      1,440
                       1,147     S.D. Warren Co.               Term A      NR+           Ba2         12/31/01     1,147      1,149
                      19,301     S.D. Warren Co.               Term B      NR+           Ba2          6/30/02    19,262     19,373
                       2,423     St. Laurent Paperboard, Inc.  Term B      NR+           NR+          5/31/03     2,416      2,444
                       2,577     St. Laurent Paperboard, Inc.  Term C      NR+           NR+          5/31/04     2,570      2,600
                      23,183     Stone Container Corp.         Term B      NR+           Ba3          4/01/00    23,175     23,297
                      20,015     Stone Container Corp.         Term C      NR+           Ba3          4/01/00    19,991     20,122
                      34,850     Stone Container Corp.         Term E      NR+           Ba3         10/01/03    35,087     34,936
                       9,451     Stronghaven                   Term B      NR+           NR+          5/15/04     9,408      9,474
                       1,286     Stronghaven                   Term C      NR+           NR+          5/15/04     1,286      1,289
                                                                                                             ---------- ----------
                                 Total Paper                                                                    308,420    311,087
                                                                                                             ========== ==========

Printing &               299     Advanstar Communications      Revolving
Publishing -- 2.9%                                             Credit      NR+           NR+          6/30/01       299        299
                       5,617     Advanstar Communications      Term A      NR+           NR+          6/30/01     5,631      5,603
                       7,187     Advanstar Communications      Term B      NR+           NR+         12/21/03     7,149      7,178
                      20,989     American Media                Term B      BB-           Ba2          9/30/02    20,923     20,962
                         842     Garden State Newspapers,
                                 Inc.                          Revolving
                                                               Credit 'A'  NR+           NR+          6/30/03       842        840
                       1,740     Garden State Newspapers,
                                 Inc.                          Term A      NR+           NR+          3/31/04     1,737      1,738
                       8,525     Journal News Co.              Term        NR+           NR+         12/31/01     8,509      8,509
                      14,600     K-III Communications Corp.    Revolving
                                                               Credit 'A'  NR+           Ba3         12/31/00    14,600     14,518
                       4,600     K-III Communications Corp.    Revolving
                                                               Credit 'C'  NR+           Ba3         12/31/00     4,600      4,574
                       6,000     K-III Communications Corp.    Term        NR+           Ba3          6/30/04     5,995      5,974
                      10,000     Morris Communications         Term B      NR+           Ba3          6/30/05     9,981     10,000
                       3,363     Von Hoffmann Press, Inc.      Term B      NR+           B1           5/22/05     3,354      3,392
                       3,363     Von Hoffmann Press, Inc.      Term C      NR+           B1           5/22/06     3,354      3,392
                                                                                                             ---------- ----------
                                 Total Printing & Publishing                                                     86,974     86,979
                                                                                                             ========== ==========

Rendering -- 0.2%      4,944     CBP Resources, Inc.           Term B      NR+           NR+          9/30/03     4,913      4,932
                                                                                                             ---------- ----------
                                 Total Rendering                                                                  4,913      4,932
                                                                                                             ========== ==========

Rental Services --     5,000     Perf-O-Log                    Term B      NR+           NR+          8/11/03     4,988      4,988
0.2%                                                                                                         ---------- ----------
                                 Total Rental Services                                                            4,988      4,988
                                                                                                             ========== ==========

Restaurants --         3,920     AFC Enterprises               Term        NR+           Ba3          6/30/02     3,902      3,925
0.1%                                                                                                         ---------- ----------
                                 Total Restaurants                                                                3,902      3,925
                                                                                                             ========== ==========

Retail -- 0.1%         2,500     Murray's Discount Auto
                                 Stores                        Term        NR+           NR+          6/30/03     2,500      2,500
                                                                                                             ---------- ----------
                                 Total Retail                                                                     2,500      2,500
                                                                                                             ========== ==========

Telephone              8,000     Arch Communications Group,
Communications --                Inc.                          Term B      NR+           B1          12/31/03     7,973      7,975
8.2%                   5,791     MobileMedia Corp.             Term A      NR+           Caa          6/30/02     5,779      4,981
                       2,576     MobileMedia Corp.             Term A      NR+           Caa          6/30/03     2,562      2,215
                       1,760     MobileMedia Corp.             Term B      NR+           Caa          6/30/03     1,754      1,513
                         607     MobileMedia Corp.             Term B2     NR+           Caa          6/30/03       607        522
                       6,555     Nextel Communications, Inc.   Term C      NR+           B1           3/31/03     6,484      6,499
                       1,873     Nextel Communications, Inc.   Term C      NR+           NR+          6/30/03     1,861      1,852
                      35,000     Nextel Communications, Inc.   Term D      NR+           B1           6/30/03    34,424     35,197
                      28,611     Omnipoint Communications
                                 Corp.                         Term A      NR+           NR+         12/31/04    28,193     28,754
                       3,233     Omnipoint Communications
                                 Corp.                         Term B      NR+           NR+         12/31/04     3,176      3,249
                       4,122     Omnipoint Communications
                                 Corp.                         Term C      NR+           NR+         12/31/97     4,076      4,143
                      18,677     Paging Network, Inc.          Revolving
                                                               Credit      NR+           Ba3         12/31/04    18,677     18,461
                      35,934     Powertel PCS, Inc.            Term        NR+           NR+          3/04/01    35,934     35,934
                       3,767     Price Communications Corp.    Revolving
                                                               Credit      NR+           NR+          9/30/05     3,767      3,750
                       3,333     Price Communications Corp.    Term A      NR+           NR+          9/30/05     3,313      3,319
                       5,000     Price Communications Corp.    Term B      NR+           NR+          9/30/06     4,990      5,031
                       4,786     Shared Technologies Cellular,
                                 Inc.                          Term C      NR+           NR+          3/31/03     4,761      4,792
                      25,000     Sprint Spectrum L.P./Nortel   Term        NR+           NR+          5/29/04    24,922     25,125
                      17,776     Sprint Spectrum L.P.          Term 1      NR+           B1          12/31/00    17,645     17,920
                       9,888     Sprint Spectrum L.P.          Term 2      NR+           B1          12/31/00     9,835      9,961
                       7,887     Sprint Spectrum L.P.          Term 2      NR+           B1          12/31/01     7,806      7,947
                      14,605     Sprint Spectrum L.P.          Term A      NR+           NR+          3/11/06    14,604     14,661
                                                                                                             ---------- ----------
                                 Total Telephone Communications                                                 243,143    243,801
                                                                                                             ========== ==========

Textiles/Mill          4,332     Ithaca Industries, Inc.       Revolving
Products -- 1.0%                                               Credit      NR+           NR+          8/31/99     4,332      4,273
                      12,052     Ithaca Industries, Inc.       Term        NR+           NR+          8/31/99    12,021     11,917
                       2,797     Joan Fabrics                  Revolving
                                                               Credit      NR+           NR+          6/30/03     2,797      2,801
                       5,413     Joan Fabrics                  Term A      NR+           NR+          6/30/03     5,453      5,426
                       3,290     Joan Fabrics                  Term B      NR+           NR+          6/30/05     3,285      3,306
                       1,711     Joan Fabrics                  Term C      NR+           NR+          6/30/06     1,708      1,719
                                                                                                             ---------- ----------
                                 Total Textiles/Mill Products                                                    29,596     29,442
                                                                                                             ========== ==========

Transportation        30,000     Atlas Freight                 Term        NR+           NR+          5/29/04    29,961     30,150
Services -- 1.3%       3,306     Petro Stopping Centers        Term B      BB-           Ba3         12/31/03     3,298      3,314
                       3,987     Travel Centers                Term B      NR+           B2           3/27/05     3,973      4,015
                                                                                                             ---------- ----------
                                 Total Transportation Services                                                   37,232     37,479
                                                                                                             ========== ==========

Waste                  2,494     Laidlaw Environmental
Management --                    Services, Inc.                Term B      NR+           NR+          5/15/05     2,488      2,514
0.2%                   2,494     Laidlaw Environmental
                                 Services, Inc.                Term C      NR+           NR+          5/15/04     2,488      2,514
                                                                                                             ---------- ----------
                                 Total Waste Management                                                           4,976      5,028
                                                                                                             ========== ==========
                                 Total Senior Secured Floating
                                 Rate Loan Interests -- 91.1%                                                 2,718,049  2,723,221
                                                                                                             ========== ==========


                        Shares
                         Held           Equity Investments

Cable TV                   1     Classic Cable, Inc. (Warrants) (a)                                                   0          0
Services -- 0.0%

Drilling -- 0.0%          12     Rigco North America (Warrants)(a)                                                    0          0

General                  184     Sneaker Stadium (Warrants)(a)                                                        0          0
Merchandise
Stores -- 0.0%

Restaurants -- 0.0%       44     Flagstar Companies, Inc.                                                             0          9
                                                                                                             ---------- ----------
                                 Total Equity Investments -- 0.0%                                                     0          9
                                                                                                             ========== ==========
                                 Total Long-Term Investments -- 91.1%                                         2,718,049  2,723,230
                                                                                                             ========== ==========

                                        Short-Term Investments


Commercial                       Aesop Funding Corp. ($25,000 par, maturing 12/15/1997, yielding 5.60%)          24,946     24,946
Paper** -- 10.9%                 Aesop Funding Corp. ($18,000 par, maturing 12/16/1997, yielding 5.60%)          17,958     17,958
                                 American Express Credit Corp. ($60,000 par, maturing 12/05/1997,
                                 yielding 5.51%)                                                                 59,963     59,963
                                 Bell Atlantic Financial Services, Inc. ($41,500 par, maturing 12/02/1997,
                                 yielding 5.50%)                                                                 41,494     41,494
                                 Bell Atlantic Financial Services, Inc. ($21,850 par, maturing 12/23/1997,
                                 yielding 5.55%)                                                                 21,776     21,776
                                 Countrywide Home Loans, Inc. ($25,000 par, maturing 12/22/1997,
                                 yielding 5.58%)                                                                 24,919     24,919
                                 General Motors Acceptance Corp. ($43,740 par, maturing 12/01/1997,
                                 yielding 5.75%)                                                                 43,740     43,740
                                 International Lease Finance Corp. ($30,000 par, maturing 12/17/1997,
                                 yielding 5.54%)                                                                 29,926     29,926
                                 Met Life Funding Corp. ($19,582 par, maturing 12/03/1997, yielding 5.53%)       19,576     19,576
                                 Republic Industries, Inc. ($40,000 par, maturing 1/05/1998, yielding 5.75%)     39,776     39,776
                                                                                                             ---------- ----------
                                 Total Commercial Paper                                                         324,074    324,074
                                                                                                             ========== ==========

US Government Agency             Federal Home Loan Mortgage Corporation ($13,000 par, maturing
Obligations** -- 0.4%            12/05/1997, yielding 5.49%)                                                     12,992     12,992
                                                                                                             ---------- ----------
                                 Total US Government Agency Obligations                                          12,992     12,992
                                                                                                             ========== ==========

                                 Total Short-Term Investments -- 11.3%                                          337,066    337,066
                                                                                                             ========== ==========
                                 Total Investments -- 102.4%                                                 $3,055,115  3,060,296
                                                                                                             ==========
                                 Liabilities in Excess of Other Assets -- (2.4%)                                           (71,330)
                                                                                                                        ----------
                                 Net Assets -- Equivalent to $10.00 Per Share Based on 298,790 Shares
                                 Outstanding                                                                            $2,988,966
                                                                                                                        ==========

(a) Warrants entitle the Fund to purchase a predetermined number of shares of common stock. The purchase price and numbers of shares are subject to adjustment under certain conditions until expiration date.
 +  Not Rated.
 *  The interest rates on senior secured floating rate loan interests are subject to change periodically based on the change in the prime rate of a US Bank, LIBOR (London Interbank Offered Rate), or, in some cases, another base lending rate. The interest rates shown are those in effect at November 30, 1997.
**  Commercial Paper and certain US Government Agency Obligations are traded on a discount basis; the interest rates shown are the discount rates paid at the time of purchase by the Fund.




OFFICERS AND DIRECTORS

Arthur Zeikel, President and Director
Ronald W. Forbes, Director
Cynthia A. Montgomery, Director
Charles C. Reilly, Director
Kevin A. Ryan, Director
Richard R. West, Director
Terry K. Glenn, Executive Vice President
R. Douglas Henderson, Senior Vice President
Joseph T. Monagle Jr., Senior Vice President
Donald C. Burke, Vice President
Gerald M. Richard, Treasurer
Patrick D. Sweeney, Secretary

Custodian
The Bank of New York
90 Washington Street
New York, NY 10286

Transfer Agent
Merrill Lynch Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863